Document and Entity Information	Aug. 17, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 17, 2016
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Aug. 17, 2016
Document Effective Date	Aug. 17, 2016
Prospectus Date	Oct. 01, 2015
Small-Mid Growth Fund | Small-Mid Growth Fund
Prospectus:
Trading Symbol	VSSGX